Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

This section provides disclosure about the relationship between executive compensation actually paid to our principal executive officer (PEO) and non-PEO NEOs and certain financial performance measures of the Company for the fiscal years listed below. This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Securities Exchange Act of 1934 (the “Pay Versus Performance Rules”) and does not necessarily reflect how the Compensation Committee evaluates compensation decisions.

					Value of Initial Fixed $100 Investment Based On:(5)
Year(1)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(2)(4)	Total Shareholder Return	Net Loss (millions)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	$879,248	$866,130	$550,294	$555,106	$6.88	$59.6
2024	$1,952,798	$1,235,507	$921,387	$670,914	$7.17	$69.8
2023	$3,301,346	$154,543	$1,274,979	$(33,822)	$29.82	$123.5

(1) The following table lists the PEO and non-PEO NEOs for each of fiscal years 2025, 2024 and 2023.

Year	PEO	Non-PEO NEOs
2025	Jay M. Short, Ph.D.	Richard A. Waldron and Eric Sievers, M.D.
2024	Jay M. Short, Ph.D.	Richard A. Waldron and Eric Sievers, M.D.
2023	Jay M. Short, Ph.D.	Richard A. Waldron, Eric Sievers, M.D., and Scott Smith

(2) The dollar amounts reported represent the amount of “compensation actually paid,” as calculated in accordance with the Pay Versus Performance Rules. These dollar amounts do not reflect the actual amounts of compensation earned by or paid to our NEOs during the applicable year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in accordance with ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to “Executive Compensation– Summary Compensation Table” for additional information).

(3) The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to Dr. Short in accordance with the Pay Versus Performance Rules:

		Equity Award Adjustments
Year	Summary Compensation Table Total for PEO	Average Reported Value of Equity Awards	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Compensation Actually Paid to PEO
2025	$879,248	$(144,428)	$244,679	$(5,512)	$(94,526)	$(13,331)	$—	$—	$866,130
2024	$1,952,798	$(942,420)	$246,530	$—	$—	$(21,401)	$—	$—	$1,235,507
2023	$3,301,346	$(2,168,435)	$—	$—	$(327,783)	$(650,585)	$—	$—	$154,543

(4) The following table shows the amounts deducted from and added to the average Summary Compensation Table total compensation to calculate the average “compensation actually paid” to our non-PEO NEOs in accordance with the Pay Versus Performance Rules.

		Equity Award Adjustments
Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Average Compensation Actually Paid to Non-PEO NEOs
2025	$550,294	$(42,254)	$78,059	$(1,507)	$(25,842)	$(3,644)	$—	$—	$555,106
2024	$921,387	$(302,100)	$67,397	$—	$(13,438)	$(2,332)	$—	$—	$670,914
2023	$1,274,979	$(797,811)	$—	$(138,294)	$(120,989)	$(251,707)	$—	$—	$(33,822)

(5) Assumes $100 was invested for the period starting December 31, 2022, through the end of the listed year in a share of our common stock, and assumes reinvestment of dividends.

Named Executive Officers, Footnote	The following table lists the PEO and non-PEO NEOs for each of fiscal years 2025, 2024 and 2023.

Year	PEO	Non-PEO NEOs
2025	Jay M. Short, Ph.D.	Richard A. Waldron and Eric Sievers, M.D.
2024	Jay M. Short, Ph.D.	Richard A. Waldron and Eric Sievers, M.D.
2023	Jay M. Short, Ph.D.	Richard A. Waldron, Eric Sievers, M.D., and Scott Smith

PEO Total Compensation Amount	$ 879,248	$ 1,952,798	$ 3,301,346
PEO Actually Paid Compensation Amount	$ 866,130	1,235,507	154,543
Adjustment To PEO Compensation, Footnote	The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to Dr. Short in accordance with the Pay Versus Performance Rules:

		Equity Award Adjustments
Year	Summary Compensation Table Total for PEO	Average Reported Value of Equity Awards	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Compensation Actually Paid to PEO
2025	$879,248	$(144,428)	$244,679	$(5,512)	$(94,526)	$(13,331)	$—	$—	$866,130
2024	$1,952,798	$(942,420)	$246,530	$—	$—	$(21,401)	$—	$—	$1,235,507
2023	$3,301,346	$(2,168,435)	$—	$—	$(327,783)	$(650,585)	$—	$—	$154,543

Non-PEO NEO Average Total Compensation Amount	$ 550,294	921,387	1,274,979
Non-PEO NEO Average Compensation Actually Paid Amount	$ 555,106	670,914	(33,822)
Adjustment to Non-PEO NEO Compensation Footnote	The following table shows the amounts deducted from and added to the average Summary Compensation Table total compensation to calculate the average “compensation actually paid” to our non-PEO NEOs in accordance with the Pay Versus Performance Rules.

		Equity Award Adjustments
Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Average Compensation Actually Paid to Non-PEO NEOs
2025	$550,294	$(42,254)	$78,059	$(1,507)	$(25,842)	$(3,644)	$—	$—	$555,106
2024	$921,387	$(302,100)	$67,397	$—	$(13,438)	$(2,332)	$—	$—	$670,914
2023	$1,274,979	$(797,811)	$—	$(138,294)	$(120,989)	$(251,707)	$—	$—	$(33,822)

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Loss
Total Shareholder Return Amount	$ 6.88	7.17	29.82
Net Income (Loss)	$ 59,600,000	$ 69,800,000	$ 123,500,000
PEO Name	Jay M. Short	Jay M. Short	Jay M. Short
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (144,428)	$ (942,420)	$ (2,168,435)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	244,679	246,530	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,512)	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(94,526)	0	(327,783)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,331)	(21,401)	(650,585)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(42,254)	(302,100)	(797,811)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	78,059	67,397	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,507)	(0)	(138,294)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,842)	(13,438)	(120,989)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,644)	(2,332)	(251,707)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0